Pension obligations - Schedule of average life expectancy (Details) - age	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits [Abstract]
Average male life expectancy	22.70	22.57
Average female life expectancy	25.48	25.37